Other Commitments and Contingencies (Details) - USD ($)	1 Months Ended		25 Months Ended
	Jan. 31, 2015	Jan. 31, 2011	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2013	Feb. 15, 2013
Loss Contingencies [Line Items]
Book value of vessels secured against long-term loans			$ 2,184,405,000	$ 1,997,657,000
Damages from Early Charter Termination | Golar Viking Related Claim
Loss Contingencies [Line Items]
Duration of charter		15 months
Damages from Early Charter Termination | Pending Litigation | Golar Viking Related Claim
Loss Contingencies [Line Items]
Damages claimed							$ 20,900,000
Provision accrued					$ 0
Damages from Early Charter Termination | Settled Litigation | Golar Viking Related Claim
Loss Contingencies [Line Items]
Provision accrued				$ 13,900,000	$ 3,500,000
Settlement amount	$ 14,500,000
Contributions by insurer	$ 600,000
Loans Receivable | Douglas Channel LNG Assets Partnership | DCLAP claim
Loss Contingencies [Line Items]
Proceeds from collection of loans receivable			$ 5,000,000
Loans Receivable | Other Receivables, Prepaid Expenses and Accrued Income | Douglas Channel LNG Assets Partnership
Loss Contingencies [Line Items]
Receivable, face amount						$ 12,000,000.0
Loans Receivable | Other Receivables, Prepaid Expenses and Accrued Income | Douglas Channel LNG Assets Partnership | DCLAP claim
Loss Contingencies [Line Items]
Receivable, face amount						$ 12,000,000.0